Trade Accounts Receivable	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Trade Accounts Receivable
Trade Accounts Receivable

Our trade accounts receivable consisted of the following:

	As of December 31,
	2016	2015
	(In thousands)
Trade accounts receivable	$159,094	$127,946
Contracts in process, net	36,170	23,011
Total trade accounts receivable	195,264	150,957
Allowance for doubtful accounts	(12,752)	(11,447)
Trade accounts receivable - DISH Network	19,323	21,258
Total trade accounts receivable, net	$201,835	$160,768

As of December 31, 2016 and 2015, progress billings offset against contracts in process amounted to $14.6 million and $2.9 million, respectively.